                       SUPPLEMENT DATED DECEMBER 1, 1998
                       TO PROSPECTUSES DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

    EUROPEAN REAL ESTATE PORTFOLIO              MUNICIPAL BOND PORTFOLIO
      ASIAN REAL ESTATE PORTFOLIO         MORTGAGE-BACKED SECURITIES PORTFOLIO
      U.S. REAL ESTATE PORTFOLIO                 MONEY MARKET PORTFOLIO
        ASIAN EQUITY PORTFOLIO              MUNICIPAL MONEY MARKET PORTFOLIO
       JAPANESE EQUITY PORTFOLIO                 EQUITY GROWTH PORTFOLIO
      EMERGING MARKETS PORTFOLIO                EMERGING GROWTH PORTFOLIO
    EMERGING MARKETS DEBT PORTFOLIO            AGGRESSIVE EQUITY PORTFOLIO
       LATIN AMERICAN PORTFOLIO                  VALUE EQUITY PORTFOLIO
        GLOBAL EQUITY PORTFOLIO               GLOBAL FIXED INCOME PORTFOLIO
    INTERNATIONAL EQUITY PORTFOLIO                HIGH YIELD PORTFOLIO
                                             ACTIVE INTERNATIONAL ALLOCATION
   INTERNATIONAL SMALL CAP PORTFOLIO                    PORTFOLIO
       EUROPEAN EQUITY PORTFOLIO                  TECHNOLOGY PORTFOLIO
      U.S. EQUITY PLUS PORTFOLIO                     GOLD PORTFOLIO
    INTERNATIONAL MAGNUM PORTFOLIO               CHINA GROWTH PORTFOLIO
        FIXED INCOME PORTFOLIO                     MICROCAP PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectuses are hereby amended and supplemented to reflect the following:

    Effective December 1, 1998, Morgan Stanley Institutional Fund, Inc. (the "Fund") has changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc.

    Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Fund's investment adviser, has changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 1, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

    EUROPEAN REAL ESTATE PORTFOLIO              MUNICIPAL BOND PORTFOLIO
      ASIAN REAL ESTATE PORTFOLIO         MORTGAGE-BACKED SECURITIES PORTFOLIO
      U.S. REAL ESTATE PORTFOLIO                 MONEY MARKET PORTFOLIO
        ASIAN EQUITY PORTFOLIO              MUNICIPAL MONEY MARKET PORTFOLIO
       JAPANESE EQUITY PORTFOLIO                 EQUITY GROWTH PORTFOLIO
      EMERGING MARKETS PORTFOLIO                EMERGING GROWTH PORTFOLIO
    EMERGING MARKETS DEBT PORTFOLIO            AGGRESSIVE EQUITY PORTFOLIO
       LATIN AMERICAN PORTFOLIO                  VALUE EQUITY PORTFOLIO
        GLOBAL EQUITY PORTFOLIO               GLOBAL FIXED INCOME PORTFOLIO
    INTERNATIONAL EQUITY PORTFOLIO                HIGH YIELD PORTFOLIO
                                             ACTIVE INTERNATIONAL ALLOCATION
   INTERNATIONAL SMALL CAP PORTFOLIO                    PORTFOLIO
       EUROPEAN EQUITY PORTFOLIO                  TECHNOLOGY PORTFOLIO
      U.S. EQUITY PLUS PORTFOLIO                     GOLD PORTFOLIO
    INTERNATIONAL MAGNUM PORTFOLIO               CHINA GROWTH PORTFOLIO
        FIXED INCOME PORTFOLIO                     MICROCAP PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Statement of Additional Information is hereby amended and supplemented to reflect the following:

    Effective December 1, 1998, Morgan Stanley Institutional Fund, Inc. (the "Fund") has changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc.

    Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Fund's investment adviser, has changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE